Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of other provisions [Line Items]
Litigation provisions	€ 191	€ 90
Provisions	309	214	€ 320
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	54	43
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 63	€ 81